Operating Segment Information (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Revenues:
Revenues	$ 659,000,000	$ 553,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	57,000,000	49,000,000
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(18,000,000)	(18,000,000)
Interest income	3,000,000	3,000,000
Income tax expense	0	(5,000,000)
Depreciation and amortization	(31,000,000)	(31,000,000)
Net income attributable to noncontrolling interests	1,000,000	1,000,000
Other adjustments:
Business acquisition and integration expenses	0	0
Gain (loss) on disposition of business/assets	1,000,000	0
Certain legal expenses/settlements	(2,000,000)	(1,000,000)
Amortization of pension and postretirement actuarial losses	0	(3,000,000)
Net plant incident costs	(2,000,000)	(1,000,000)
Restructuring, impairment and plant closing and transition costs	(11,000,000)	(14,000,000)
Net loss	(2,000,000)	(20,000,000)
Titanium Dioxide
Revenues:
Revenues	510,000,000	414,000,000
Performance Additives
Revenues:
Revenues	149,000,000	139,000,000
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	69,000,000	63,000,000
Operating segments | Titanium Dioxide
Revenues:
Revenues	510,000,000	414,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	49,000,000	40,000,000
Operating segments | Performance Additives
Revenues:
Revenues	149,000,000	139,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	20,000,000	23,000,000
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (12,000,000)	$ (14,000,000)